Voya Index Plus LargeCap Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			24.57%	13.31%	11.83%
Performance Inception Date		Aug. 24, 2018
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class ADV | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		25.02%	14.53%	13.10%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			25.20%	13.87%	12.39%
Performance Inception Date		Sep. 16, 1996
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		25.02%	14.53%	13.10%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			24.92%	13.59%	12.11%
Performance Inception Date		Jul. 16, 2001
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		25.02%	14.53%	13.10%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the S&P 500® Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P 500 ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.